Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2025
SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS
Sector Regulation And Electricity System Operations

5.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS

5.1. General Overview and Industry Structure

The Chilean electricity market is comprised of four main types of local participants: generators, transmission companies, distribution companies, and large customers. The industry’s three core business segments—generation, transmission, and distribution—are required to function in a coordinated and interconnected manner to ensure that electricity is delivered to end customers efficiently, at the lowest possible cost, and in compliance with the quality and safety standards set by regulatory authorities.

Chile’s electricity sector is organized into three primary grids: the National Electric System (SEN, in its Spanish acronym), which stretches from Arica in the north to Chiloé in southern Chile, as well as two smaller isolated grids (Aysén and Magallanes).

Generation

Generators supply electricity to end customers using lines and substations owned by transmission and distribution companies. The Company’s Generation Segment operates on a competitive basis, and generators may sell their energy to unregulated customers and to other generation companies through contracts at freely negotiated prices. They may also sell to distribution companies to supply regulated customers through contracts governed by bidding processes defined by the authorities.

Transmission

Transmission companies own lines and substations with a voltage higher than 23 kV that run from generators’ production points to consumption or distribution centers, charging a regulated toll for the use of their facilities. The transmission segment is a natural monopoly subject to special industry regulations, including antitrust legislation. Tariffs are regulated, and access must be open and guaranteed on a non-discriminatory basis.

Distribution

Distribution companies supply electricity to end customers using electrical infrastructure below 23 kV. The Company’s Distribution and Networks Segment is also a natural monopoly subject to special industry regulations, including antitrust legislation. The distribution network is open access and distribution tariffs are regulated. Distribution companies must supply electricity to regulated customers within their concession area at regulated prices. Pursuant to Law No. 21,194 (“Distribution Tariffs Law”), distribution companies may not enter into new electricity supply contracts with unregulated customers.

Concessions

Hydroelectric generation requires a concession granted by the authorities to operate for an indefinite period; however, other types of electricity generation technologies do not require concessions. Chile’s Ministry of Energy grants distribution concessions for indefinite periods and the right to use public areas for the construction of distribution lines. Distribution companies must supply electricity to all customers requesting service within their concession area. A concession may be declared forfeited if service quality does not meet the specific minimum standards established by the regulator.

Customers

Customers are classified according to their demand as regulated or unregulated. Regulated customers are those with connected capacity of up to 5,000 kW. Unregulated customers are those with connected capacity of more than 5,000 kW. Customers with connected capacity between 300 kW and 5,000 kW may choose to be regulated or unregulated, subject to the respective pricing regime, but must remain in the selected category for at least four years.

Limits on integration and concentration

Antitrust legislation set forth in Decree Law (DFL, in its Spanish acronym) 211 (as amended in 2016 by Law No. 20,945) and the rules applicable to the electricity industry set forth in DFL 4 (“Electricity Law”) and Law No. 20,018 (General Electricity Services Law) have established criteria to prevent economic concentration and abusive market practices in Chile. Companies may participate in different market segments (generation, distribution and transmission) to the extent that they are duly separated, both from an accounting and corporate standpoint. Companies must also comply with the conditions established in Resolution No. 667/2002 and the Distribution Tariffs Law, which are discussed below.

The transmission sector is subject to the most significant restrictions, mainly due to its open access requirements. The Electricity Law establishes that companies that own the National Transmission System (STN, in its Spanish acronym) may not carry out activities in the Company’s Generation or Distribution segments. STN owners must be limited liability corporations. Individual holdings in the STN by companies that operate in another segment of electricity customers or unregulated customers may not exceed, directly or indirectly, 8% of the total investment value of the STN. In addition, the aggregate participation of all such agents in the STN may not exceed 40% of the total investment value.

According to the Electricity Law, there are no market concentration restrictions for Generation and Distribution activities. However, Chilean antitrust authorities have imposed specific measures to increase transparency related to the Company and its subsidiaries through Resolution No. 667/2002 issued by the Competition Tribunal.

Resolution No. 667/2002 provides that Enel Chile must keep its generation and distribution segments separate and manage them as independent business units. Enel Chile, Enel Generación and Enel Distribución are registered with the CMF and must remain subject to its regulatory authority and comply with the regulations applicable to listed corporations, even if any of these companies loses such designation. Members of the Boards of Directors of Enel Chile and its subsidiaries must be elected from different and independent groups, and the external auditors of the companies must be different for local statutory purposes.

Electricity Markets

Generation companies may sell to distribution companies, unregulated end customers or other generation companies through contracts. Generation companies meet their contracted sales requirements with dispatched electricity, either produced by them or purchased from other generation companies in the spot market or through contracts. They balance their contractual obligations with their dispatch by trading deficit and surplus electricity at the spot market price set hourly by the National Energy Coordinator, which is based on the lowest production cost of the last kWh dispatched.

Customers subject to the unregulated pricing regime may negotiate their electricity supply with any supplier; however, they must pay a regulated toll to use the transmission and distribution network. Regulated customers with residential generation units may sell their surplus to their distribution company under certain conditions (net billing regulation). Since November 2018, Law No. 21,118 allows regulated customers with installed residential generation capacity of up to 300 kW to sell their surplus, both on an aggregated and individual basis.

Water rights

Companies in Chile must pay an annual fee for unused water rights. License fees already paid can be recovered through monthly tax credits, as from the project start date associated with the water rights. The maximum license fees that can be recovered are those paid during the eight years prior to the start date.

5.2. Regulatory framework

Since its inception, private sector companies have developed the Chilean electricity industry; however, a nationalization process was carried out by the government between 1970 and 1973. During the 1980s, the Electricity Law reorganized the sector, allowing renewed private sector participation. Currently, the industry is governed by the General Electricity Services Law, contained in DFL No. 4/20.018 of 2006 of the Ministry of Economy, Development and Reconstruction, and its subsequent amendments.

Non-Conventional Renewable Energy (ERNC, in its Spanish acronym) has been promoted in Chile since 2008. ERNC refers to wind, solar, geothermal, biomass, ocean (tidal movement, waves, currents and ocean thermal gradient) and small hydroelectric plants with a capacity below 20 MW. Law No. 20,698 (2013) established a mandatory 20% share of ERNC sources as a percentage of total contracted electricity sales for 2025, but it was extended for contracts signed between 2007 and 2013, which have a 10% target for 2024.

5.2.1.Main regulatory authorities

Responsible for setting policy

The Ministry of Energy is the leading regulatory authority in the Chilean energy industry. It enacts and coordinates plans, regulations, policies and standards for the proper functioning of the sector and the development of the industry in Chile.

Responsible for regulation and supervisory body

The National Energy Commission (CNE, in its Spanish acronym) is the entity responsible for approving annual transmission expansion plans, preparing technical regulations, managing the indicative plan for the construction of new electricity generation facilities and proposing regulated tariffs to the Ministry of Energy for approval. The Superintendence of Electricity and Fuels inspects and oversees compliance with the laws, regulations, rules and technical standards applicable to electricity generation, transmission and distribution, as well as liquid fuels and gas, and reports to the Ministry of Energy.

System operator

The National Electric Coordinator (CEN, in its Spanish acronym) is a centralized dispatch center that coordinates the operations of the SEN with an approach that preserves service security in the power system, ensures the most economical operation for the set of facilities in the electric system, and enables open access to all transmission systems, while monitoring service quality of generation and transmission companies. The CEN calculates market balances, which include both energy injections and withdrawals, determines transfers between generation companies and calculates the hourly marginal cost, the price at which energy transfers are carried out in the spot market. However, the CEN does not calculate generation capacity charges. The CNE calculates such prices.

The CEN schedules the energy production of each generation company considering its marginal costs, the maximum capacity that a generator can supply to the system at certain peak hours, statistical information, accounting for maintenance downtime and drought conditions for hydroelectric plants.

5.2.2.Remuneration and tariffs

Remuneration of generators

To reduce operating costs, the CEN applies an efficiency criterion under which, generally, the lowest-cost available producer is required to meet demand at any time. As a result, at any specific level of demand, the appropriate supply is provided at the lowest possible production cost, also known as the marginal cost, available in the system. This hourly marginal cost is the price at which generators trade energy in the spot market, using both their injections (sales) and withdrawals (purchases) to balance their contracted customers’ sales with their production determined by the CEN.

Transmission tariffs

Remuneration of existing national and zonal transmission facilities is determined through a tariff-setting process carried out every four years, regulated by Law No. 20,936. This process determines the annual transmission value, which considers efficient operation and maintenance costs and an annual valuation of investments based on a discount rate determined by the authorities every four years (minimum 7% after taxes) and the useful life of the facilities.

Current regulations establish that transmission remuneration is the sum of tariff revenues and revenues from use charges received by the transmission system, defined as $/kWh by the CNE. Revenues are calculated semi-annually. The tariff-setting process for the 2020-2023 period concluded in February 2023 and had retroactive effects as from January 1, 2020. With respect to the tariff-setting process for the 2024-2027 period, the CNE published the final technical report for the classification of transmission facilities and is currently developing the valuation studies and defining the use charges associated with the different categories of transmission systems. The new tariffs are expected to enter into force once those studies are completed and the respective tariff decrees are processed, in accordance with the timelines established in current regulations.

Distribution tariffs

The Distribution Tariffs Law established new limits on investment returns for distribution companies. Tariffs charged by distribution companies to regulated end customers are set every four years. Tariffs are determined by the sum of the cost of electricity purchased by the distribution company, a transmission charge, a public service charge and the value added of electricity distribution (VAD, in its Spanish acronym), allowing distribution companies to recover their investment and operating costs, including a legally mandatory return on investment. The transmission charge reflects the price paid for the transmission and transformation of electricity. The law also prohibits distribution companies from operating in other sectors or industries as from 2021.

The VAD is based on the so-called “efficient model company” within a typical distribution area (ATD, in its Spanish acronym). The CNE determines the VAD for each ATD. Using the resulting VAD, preliminary tariffs are tested to ensure an aggregate industry rate of return between 6% and 8%. However, the Distribution Tariffs Law establishes that the after-tax rate of return for each distributor must be between three percentage points below and two percentage points above the rate of return calculated by the CNE. The actual return on investment for a distribution company depends on its actual performance relative to the standards chosen by the CNE for the efficient model company. The tariff system allows a higher return for distribution companies that are more efficient than the model company.

Electricity regulations establish tariff equalization mechanisms for electricity services. Law No. 20,928 establishes that the maximum tariff that distribution companies may charge residential customers must not exceed the national average tariff by more than 10%. Differences arising from the application of this mechanism are progressively absorbed by the remaining customers subject to regulated prices, below the above-mentioned average, except for those residential users whose average monthly energy consumption in the previous calendar year is less than or equal to 200 kWh.

The process to set the distribution value added for 2020-2024 concluded in July 2024 and is effective retroactively, as from November 4, 2020. The process to set the distribution value added for 2024-2028 is currently ongoing, with the tariffs set for 2020-2024 remaining in force.

5.2.3.Environmental regulations

Chile has numerous laws, regulations, decrees and municipal ordinances that address environmental considerations. These include regulations related to waste disposal (including the discharge of liquid industrial waste), the establishment of industries in areas that may affect public health, and the protection of water for human consumption.

Environmental Law No. 19,300 was enacted in 1994 and has been amended by various regulations, including the Environmental Impact Assessment System Regulation issued in 1997 and amended in 2001. This law establishes a general regulatory framework for the right to live in an environment free from pollution, environmental protection, preservation of nature and conservation of environmental heritage. This law requires companies to conduct an environmental impact study and submit a declaration for future generation or transmission projects.

On September 10, 2014, Law No. 20,780 was enacted, which included fees for the emission of Particulate Matter (PM), NOx, SO2 and CO2 into the atmosphere. For CO2 emissions, the fee is US$ 5 per ton (not applicable to renewable biomass generation). PM, NOx and SO2 emissions are charged the equivalent of US$ 0.10 per ton, multiplied by the result of a formula based on the population of the municipality where the generation plant is located, resulting in an additional fee of US$ 0.90 per ton of PM emissions, US$ 0.01 per ton of SO2 emissions, and US$ 0.025 per ton of NOx emissions. This tax entered into force in 2018, and the amount due was calculated based on the previous year’s emissions. All thermal power plants of Enel Generación Chile have established methodologies to measure emissions and pay the related taxes in line with the requirements of the Chilean Superintendence of the Environment.

On June 13, 2022, Law No. 21,455 (Framework Law on Climate Change) was enacted. This law establishes that Chile will be carbon neutral and climate resilient by 2050, which could be brought forward if circumstances allow. To address climate change, the law establishes specific actions for 17 executive departments, as well as powers and obligations at the regional and local levels. It also establishes the Long-Term Climate Strategy, a roadmap detailing how the country will meet its commitments through specific actions over a 30-year period, and requires the preparation of sectoral mitigation and adaptation plans with specific measures and actions to meet these objectives. On December 13, 2024, the Ministry of Energy published the Energy Climate Change Mitigation and Adaptation Plan, which contains 15 key actions, with 13 specific measures set out under 3 main pillars (mitigation, adaptation, and integration and means of implementation).

5.2.4.Regulatory matters

2019 – 2025 Laws

(i)	Law No. 21,185 – Creates a Transitional Mechanism for Stabilizing Customers´ Electricity Prices under the Regulated Price System

On November 2, 2019, the Ministry of Energy published Law No. 21,185, which established a transitional mechanism for stabilizing customers’ electricity prices under the regulated price system. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) to be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym). Between January 1, 2021 and until the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes referred to in article 158 of the Electricity Law, but may not be higher than the adjusted PEC according to the Consumer Price Index beginning on January 1, 2021, based on the same date (adjusted PEC). The billing differences due to the application of this mechanism lead to an account receivable in favor of the generators with a limit of US$1,350 million. The balance must be recovered by December 31, 2027. The technical provisions of this mechanism are established in the CNE’s Exempt Resolution No. 72/2020 and its amendments. It should be noted that the fund limit was reached in January 2022.

(ii)	Law No. 21,472 - Creates a price stabilization fund and establishes a new temporary electricity price stabilization mechanism for customers subject to price regulation

On August 2, 2022, the Ministry of Energy published Law No. 21,472 (the “CPM Law”), which creates a tariff stabilization fund and establishes a new mechanism for transitory stabilization of electricity prices for customers subject to price regulation. Through this law, a Transitory Customer Protection Mechanism (“CPM”) was established to stabilize energy prices for the National Electric System and medium-sized systems complementary to those established in Law No. 21,185, for customers subject to price regulation provided by concessionaire companies of public distribution services regulated by the General Electricity Services Law. The objective of the CPM is to pay the differences that arise between the billing of distribution companies to end customers for the energy and power component, and the amount payable for the electric supply to generation companies. The resources accounted for in the operation of the CPM shall not exceed US$1.8 billion, and its validity shall extend until the balances originated by the application of this law are extinguished. As of 2023, the CNE will make a semiannually forecast of the total payment of the remaining final balance for a date no later than December 31, 2032. Exempt Resolution No. 86 was published on March 14, 2023, and Exempt Resolution No. 334 (as amended by Exempt Resolution No. 379 of August 8, 2024) was published on August 9, 2023. The Exempt Resolutions established, among other matters, certain provisions, procedures, deadlines and conditions for the proper implementation of the CPM Law.

Because of the application of the price stabilization mechanism established under the CPM Law and the Exempt Resolutions, the General Treasury, as delegated by the Ministry of Finance and on behalf of the Tariff Stabilization Fund (“FET” in its Spanish acronym), will issue transferable credit titles payable to the order (the “Payment Documents”), which will allow their holder to collect the restitution of certain amounts owed as a result of the application of the CPM Law and such energy price stabilization mechanism, and the interest recognized in the aforementioned Payment Documents, on the dates established.

(iii)	Law No. 21,667 - Amends several laws on Tariff Stabilization

On April 30, 2024, Law No. 21,667 was published, which establishes, among other aspects, four significant items:

a.	It will allow the generation companies not to accumulate more debt, since the tariffs for customers subject to price regulation will gradually return to the real costs of energy and voltage price.
b.	The generation companies will recover the balances generated by Laws Nos. 21,185 and 21,472, the PEC and CPM stabilization mechanisms, respectively.
c.	The FET limit increased to US$5.5 billion, of which the additional amount of US$3.7 billion will have a 30% government guarantee. Such balances must be paid no later than December 31, 2035.
d.	The most vulnerable users will be protected through the creation of an electricity subsidy.

Furthermore, customers recording monthly consumption exceeding 350 kWh will pay the actual price of energy and capacity starting from the publication of the average node price decree for the first half of 2024, plus an additional charge (CPM charge) that will allow the extinguishment of the accumulated debt from the PEC and CPM stabilization mechanisms. Customers recording monthly consumption of 350 kWh or less will pay the actual price of energy and capacity starting from the publication of the decree for the second half of 2024, and from the decree for the first half of 2025, the CPM charge will be added.